UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)
As of September 30, 2018	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 96.1%

CONSUMER DISCRETIONARY (a) - 7.3%
7,400	Amazon.com, Inc. (b)	14,822,200
87,500	Etsy, Inc.	4,495,750
92,000	Roku, Inc. (c)	6,718,760
		26,036,710
ENERGY - 8.8%
41,320	Andeavor	6,342,620
55,063	Concho Resources, Inc. (a)	8,410,873
116,000	Continental Resources, Inc. (a)	7,920,480
640,000	Denbury Resources, Inc. (a)	3,968,000
148,000	SM Energy Co.	4,666,440
		31,308,413
FINANCIAL - 10.8%
60,000	Apollo Global Management LLC, Class A	2,073,000
242,366	CIT Group, Inc.	12,508,510
45,600	CME Group, Inc. (b)	7,761,576
132,841	E*TRADE Financial Corp. (a)	6,959,540
125,000	KKR & Co., Inc., Class A	3,408,750
86,000	LPL Financial Holdings, Inc.	5,547,860
		38,259,236
HEALTHCARE - 17.3%
269,860	Aimmune Therapeutics, Inc. (a)(b)	7,361,781
300,000	Amarin Corp. PLC ADR (a)	4,881,000
20,000	Anthem, Inc.	5,481,000
154,300	Baxter International, Inc.	11,894,987
17,000	Becton Dickinson and Co.	4,437,000
50,500	Bio-Rad Laboratories, Inc., Class A (a)(b)	15,805,995
40,000	Shire PLC ADR	7,250,800
15,000	UnitedHealth Group, Inc.	3,990,600
		61,103,163
INDUSTRIALS - 14.5%
1	Pendrell Corp.	169,000
23,050	Roper Technologies, Inc. (b)	6,827,641
38,000	Teledyne Technologies, Inc. (a)(b)	9,373,840
52,600	Union Pacific Corp. (b)	8,564,858
44,000	United Parcel Service, Inc., Class B	5,137,000
185,349	XPO Logistics, Inc. (a)(b)(c)	21,161,295
		51,233,634
INFORMATION TECHNOLOGY - 34.2%
32,500	Adobe Systems, Inc. (a)(b)	8,773,375
58,200	Apple, Inc.	13,138,068
168,643	CDK Global, Inc. (b)	10,550,306
127,158	Microsoft Corp. (b)	14,543,060
22,600	NVIDIA Corp. (b)	6,351,052
34,200	Palo Alto Networks, Inc. (a)(b)	7,703,892
76,000	PayPal Holdings, Inc. (a)	6,675,840
414,003	Perspecta, Inc.	10,648,157
62,958	salesforce.com, Inc. (a)	10,012,211
58,979	Take-Two Interactive Software, Inc. (a)	8,138,512
12,500	Ultimate Software Group, Inc. (The) (a)	4,027,375
136,584	Visa, Inc., Class A (b)	20,499,893
		121,061,741
MATERIALS (b) - 2.0%
15,400	Sherwin-Williams Co. (The)	7,010,234
REAL ESTATE - 1.2%
312,279	Newmark Group, Inc., Class A (b)	3,494,402

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Long/Short Equity Fund

39,349	Select Income REIT, REIT	863,317
		4,357,719
	Total Common Stocks (Cost $303,560,589)	340,370,850

Contracts
Purchased Call Options - 0.1%
	Total Purchased Call Options (Cost $130,049)	206,250
Purchased Put Options - 0.1%
	Total Purchased Put Options (Cost $227,644)	202,000

Shares
Registered Investment Companies (d) - 1.9%
314,174	Highland Merger Arbitrage Fund, Class Z	6,717,050
	Total Registered Investment Companies (Cost $6,420,163)	6,717,050
Cash Equivalents - 3.8%

MONEY MARKET FUND (e) - 3.8%
13,465,044	State Street Institutional U.S. Government Money Market Fund, Premier Class 2.049%	13,465,044
	Total Cash Equivalents (Cost $13,465,044)	13,465,044
Total Investments – 102.0% (Cost $323,803,489)		360,961,194
Securities Sold Short (f)- (41.0)%

Common Stocks - (26.5)%

CONSUMER STAPLES - (1.4)%
(150,369)	Conagra Brands, Inc.	(5,108,035)

ENERGY - (4.3)%
(50,000)	Baker Hughes a GE Co.	(1,691,500)
(55,000)	Devon Energy Corp.	(2,196,700)
(39,940)	Diamondback Energy, Inc.	(5,399,489)
(33,280)	Energy Transfer Equity L.P.	(580,070)
(67,471)	Marathon Petroleum Corp.	(5,395,656)

		(15,263,415)

FINANCIAL - (4.3)%
(149,850)	Bank OZK	(5,688,306)
(326,828)	People’s United Financial, Inc.	(5,595,295)
(73,000)	Wells Fargo & Co.	(3,836,880)

		(15,120,481)

HEALTHCARE - (3.6)%
(40,867)	Cigna Corp.	(8,510,552)
(100,680)	Takeda Pharmaceutical Co., Ltd.	(4,308,716)

		(12,819,268)

INDUSTRIALS - (6.0)%
(17,500)	3M Co.	(3,687,425)
(35,800)	CH Robinson Worldwide, Inc.	(3,505,536)
(40,000)	Expeditors International of Washington, Inc.	(2,941,200)
(15,000)	FedEx Corp.	(3,611,850)
(45,000)	Graco, Inc.	(2,085,300)
(34,595)	United Technologies Corp.	(4,836,727)
(15,250)	Univar, Inc. (g)	(467,565)

		(21,135,603)

INFORMATION TECHNOLOGY - (6.6)%
(30,000)	Amphenol Corp., Class A	(2,820,600)
(64,182)	ANGI Homeservices, Inc., Class A (g)	(1,506,994)
(35,875)	KLA-Tencor Corp.	(3,648,846)

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Long/Short Equity Fund

(87,800)	Paychex, Inc.	(6,466,470)
(19,600)	Red Hat, Inc. (a)	(2,671,088)
(30,000)	TE Connectivity, Ltd.	(2,637,900)
(33,000)	Texas Instruments, Inc.	(3,540,570)
		(23,292,468)
REAL ESTATE - (0.3)%
(40,923)	Government Properties Income Trust, REIT	(462,021)
(19,753)	Industrial Logistics Properties Trust, REIT	(454,516)
		(916,537)
	Total Common Stocks (Cost $92,941,307)	(93,655,807)
Exchange-Traded Funds - (14.5)%
(91,008)	Financial Select Sector SPDR Fund ETF	(2,510,001)
(40,000)	Health Care Select Sector SPDR Fund ETF	(3,806,000)
(66,500)	Industrial Select Sector SPDR Fund ETF	(5,213,600)
(18,000)	iShares Core S&P 500 ETF	(5,269,140)
(19,600)	iShares Transportation Average ETF	(4,009,180)
(62,700)	SPDR S&P 500 ETF Trust	(18,228,144)
(36,700)	SPDR S&P Biotech ETF	(3,518,429)
(133,200)	SPDR S&P Oil & Gas Exploration & Production ETF	(5,766,228)
(40,000)	Technology Select Sector SPDR Fund, ETF	(3,013,200)
	Total Exchange-Traded Funds (Proceeds $50,633,405)	(51,333,922)
	Total Securities Sold Short (Proceeds $143,574,712)	(144,989,729)
Other Assets & Liabilities, Net – 39.0%		138,040,417
Net Assets - 100.0%		354,011,882

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $93,692,475.
(c)

Securities (or a portion of securities) on loan. As of September 30, 2018, the market value of securities loaned was $10,593,638. The loaned securities were secured with cash and securities collateral of $11,063,169. Collateral is calculated based on prior day’s prices.

(d)	Affiliated issuer. Assets with a total aggregate market value of $6,717,050, or 1.9% of net assets, were affiliated with the Fund as of September 30, 2018. See Note 10 to the financial statements.
(e)	Rate shown is 7 day effective yield.
(f)	As of September 30, 2018, $92,886,975 in cash was segregated or on deposit with the brokers to cover investments sold short and written options and is included in “Other Assets & Liabilities, Net.”
(g)	No dividend payable on security sold short.

The Fund had the following futures contracts, for which $19,800 was pledged as collateral, open at September 30, 2018:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
British Pound Future	December 2018	12	$981,450	$14,348

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Long/Short Equity Fund

Purchased options contracts outstanding as of September 30, 2018 were as follows:
Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
DXC Technology Co.	$95.00	BECKCO	November 2018	750	7,125,000	130,049	206,250

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
SPDR S&P 500 ETF Trust	$282.00	BECKCO	November 2018	1,000	28,200,000	$227,643	$202,000

Written options contracts outstanding as of September 30, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
DXC Technology Co.	$80.00	BECKCO	November 2018	750	(6,000,000)	$153,354	$(28,125)

Swap contracts outstanding as of September 30, 2018 were as follows:

Swap Contracts Outstanding

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Expiration Date	Currency	Notional Amount (USD)	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
SHORT EQUITY INDEX TRS
IAC.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	October 17, 2018	USD	$2,656,252	$68	$1,107,569	$1,107,637
WP.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	January 24, 2019		8,414,613	501	1,935,938	1,936,439
ESRX.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	July 12, 2019		15,605,117	650	334,902	335,552
PF.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	July 15, 2019		15,201,712	880	(206,576)	(205,697)
ADP.O	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 2, 2019		11,015,184	361	1,288,601	1,288,962
ETP.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 7, 2019		570,424	99	8,335	8,434
GRUB.N	1 Month USD LIBOR plus 0.50%	Monthly	Goldman Sachs International	September 13, 2019		4,631,993	121	(200,532)	(200,411)
EGN.N	1 Month USD LIBOR plus 0.50%	Monthly	Goldman Sachs International	October 1, 2019		5,280,038	235	62,502	62,738
NXEO.OQ	1 Month USD LIBOR plus 0.50%	Monthly	Goldman Sachs International	October 1, 2019		609,725	190	1,107,569	1,107,759
CVS.N	1 Month USD LIBOR plus 0.50%	Monthly	Goldman Sachs International	August 12, 2019		(3,110,144)	161	(217,146)	(216,985)

Total Short Equity Index TRS									$5,224,428

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Long/Short Equity Fund

LONG EQUITY INDEX TRS
COL.N	1 Month USD LIBOR plus 0.50%	Quarterly	Goldman Sachs International	November 27, 2018		$13,828,893	$455	$239,662	$240,117
ORBK.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	March 21, 2019		9,019,520	545	(689,003)	(688,458)
NXGN.L	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	May 21, 2019	GBP	1,779,870	889	2,775	3,664
ATHN.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	May 30, 2019	USD	2,021,562	49	(308,423)	(308,374)
EVHC.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	June 13, 2019		11,924,751	1,015	195,752	196,766
CA.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	July 16, 2019		16,291,878	1,407	52,042	53,449
DVMT.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	July 18, 2019		3,854,927	175	43,941	44,116
AET.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 12, 2019		10,117,493	243	127,386	127,628
DNB.N	1 Month USD LIBOR plus 0.50%	Monthly	Goldman Sachs International	August 13, 2019		10,811,152	289	22,157	22,446
BMS.N	1 Month USD LIBOR plus 0.50%	Monthly	Goldman Sachs International	August 26, 2019		1,699,789	133	1,211	1,344
MSHDINDU	1 Month USD LIBOR plus 0.50%	Quarterly	Morgan Stanley & Co.	February 8, 2019		(30,000)	—	(18,135)	(18,135)
MSHDNTCH	1 Month USD LIBOR plus 0.50%	Upon Maturity	Morgan Stanley & Co.	February 8, 2019		(4,290,771)	2,753	(91,960)	(89,207)
MSQQUTML	1 Month USD LIBOR plus 0.50%	Upon Maturity	Morgan Stanley & Co.	May 17, 2019		(7,066,621)	1,940	155,846	157,787
MSQQUMOL	1 Month USD LIBOR plus 0.50%	Upon Maturity	Morgan Stanley & Co.	May 17, 2019		(14,610,024)	3,224	265,385	268,609
CME.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	July 26, 2019		(974,248)	28	(9,762)	(9,734)
MSHDCAPM	1 Month USD LIBOR plus 0.50%	Upon Maturity	Morgan Stanley & Co.	August 30, 2019		(3,574,040)	1,738	90,951	92,689
MSHDSOFT	1 Month USD LIBOR plus 0.50%	Quarterly	Morgan Stanley & Co.	August 17, 2020		(1,614,850)	960	(91,388)	(90,427)

Total Short Equity Index TRS									$4,280

Total Total Return Swaps									$5,228,708

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Long/Short Equity Fund

The following table represents the holdings underlying the total return swap in MS (Morgan Stanley) Highland MSHDNTCH as of September 30, 2018.

Security Description	Shares	Market Value as of 9/30/18	Percent of Basket’s Net Assets
MS Highland MSHDNTCH
Square Inc. - Class A	2,274	$225,141	5.17%
Activision Blizzard Inc.	2,443	203,213	4.66%
Nvidia Corp.	696	195,635	4.49%
Netflix Inc.	515	192,578	4.42%
Take-Two Interactive Software	1,363	188,122	4.32%
Salesforce.Com Inc.	1,155	183,646	4.21%
Servicenow Inc.	931	182,111	4.18%
Adobe Inc.	674	182,030	4.18%
Shopify Inc. - Class A	1,100	180,862	4.15%
Amazon.Com Inc.	90	179,596	4.12%
Paypal Holdings Inc.	1,964	172,490	3.96%
Baidu Inc. - Spon ADR	747	170,749	3.92%
Alphabet Inc. - Class A	138	166,883	3.83%
Spotify Technology Sa	902	163,055	3.74%
Facebook Inc. - Class A	975	160,367	3.68%
Grubhub Inc.	1,151	159,495	3.66%
Electronic Arts Inc.	1,323	159,442	3.66%
Tesla Inc.	560	148,365	3.40%
Twitter Inc.	5,186	147,583	3.39%
Expedia Group Inc.	1,059	138,134	3.17%
Workday Inc. - Class A	915	133,570	3.07%
Jd.Com Inc. - ADR	5,074	132,379	3.04%
Alibaba Group Holding - Sp ADR	943	130,401	2.99%
Match Group Inc.	2,162	125,205	2.87%
Splunk Inc.	850	102,727	2.36%
Ctrip.Com International - ADR	2,581	95,943	2.20%
Zillow Group Inc. - Class C	1,740	76,978	1.77%
Proofpoint Inc.	574	61,070	1.39%

Total	40,085	$4,357,770	100.00%

The following table represents the 50 largest equity basket holdings underlying the total return swap in MS (Morgan Stanley) Highland MSQQUMOL as of September 30, 2018.

Security Description	Shares	Market Value as of 9/30/18	Percent of Basket’s Net Assets
MS Highland MSQQUMOL
Amazon.Com Inc.	320	$641,608	2.00%
Advanced Micro Devices	20,771	641,608	2.00%
Square Inc. – Class A	6,480	641,608	2.00%
Twitter Inc.	22,544	641,608	2.00%
Netflix Inc.	1,715	641,608	2.00%
Valero Energy Corp.	5,641	641,608	2.00%
Lululemon Athletica Inc.	3,948	641,580	2.00%
Abiomed Inc.	1,394	626,994	1.95%
Splunk Inc.	4,589	554,891	1.73%
Marathon Oil Corp.	22,135	515,295	1.61%
Rh	3,899	510,746	1.59%
Align Technology Inc.	1,288	503,913	1.57%
Macy’s Inc.	13,733	476,963	1.49%
Kohls Corp.	6,204	462,540	1.44%
Netapp Inc.	5,332	457,957	1.43%
Ww Grainger Inc.	1,266	452,540	1.41%
Wayfair Inc. - Class A	3,008	444,164	1.38%
Tandem Diabetes Care Inc.	10,147	434,713	1.36%
Fortinet Inc.	4,531	418,097	1.30%
Twilio Inc. - Class A	4,831	416,807	1.30%
Okta Inc.	5,892	414,527	1.29%
Nutanix Inc. - Class A	9,453	403,843	1.26%
Molina Healthcare Inc.	2,702	401,840	1.25%
Hollyfrontier Corp.	5,503	384,692	1.20%

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Long/Short Equity Fund

Five Below	2,936	381,879	1.19%
Copart Inc.	7,285	375,417	1.17%
Grubhub Inc.	2,638	365,685	1.14%
Sarepta Therapeutics Inc.	2,133	344,438	1.07%
Burlington Stores Inc.	2,076	338,264	1.05%
Trade Desk Inc. - Class A	2,228	336,236	1.05%
Etsy Inc.	6,230	320,101	1.00%
Godaddy Inc. - Class A	3,809	317,642	0.99%
Atlassian Corp., Plc - Class A	3,186	306,302	0.95%
Dexcom Inc.	2,099	300,273	0.94%
Cf Industries Holdings Inc.	5,237	285,079	0.89%
Match Group Inc.	4,842	280,416	0.87%
Ptc Inc.	2,614	277,542	0.87%
Continental Resources Inc.	4,038	275,707	0.86%
Viking Therapeutics Inc.	15,526	270,465	0.84%
Nektar Therapeutics	4,408	268,735	0.84%
Healthequity Inc.	2,823	266,476	0.83%
Svb Financial Group	832	258,546	0.81%
Wpx Energy Inc.	12,615	253,811	0.79%
Whiting Petroleum Corp.	4,521	239,795	0.75%
Paycom Software Inc.	1,504	233,731	0.73%
Teladoc Health Inc.	2,696	232,835	0.73%
Ligand Pharmaceuticals	832	228,449	0.71%
Inogen Inc.	935	228,212	0.71%
Exact Sciences Corp.	2,829	223,245	0.70%
Urban Outfitters Inc.	5,357	219,082	0.68%

Total	273,555	$19,800,113	61.72%

The following table represents the holdings underlying the total return swap in MS (Morgan Stanley) Highland MSQQUTML as of September 30, 2018.

Security Description	Shares	Market Value as of 9/30/18	Percent of Basket’s Net Assets
MS Highland MSQQUTML
Advanced Micro Devices	7,852	$242,548	3.50%
Twitter Inc.	8,522	242,548	3.50%
Square Inc. - Class A	2,450	242,548	3.50%
Netflix Inc.	648	242,548	3.50%
Amazon.Com Inc.	121	242,548	3.50%
Splunk Inc.	2,006	242,548	3.50%
Wayfair Inc.- Class A	1,642	242,548	3.50%
Netapp Inc.	2,824	242,548	3.50%
Fortinet Inc.	2,629	242,548	3.50%
Twilio Inc. – Class A	2,811	242,548	3.50%
Okta Inc.	3,447	242,548	3.50%
Nutanix Inc. - Class A	5,678	242,548	3.50%
Grubhub Inc.	1,750	242,548	3.50%
Trade Desk Inc. -Class A	1,607	242,548	3.50%
Etsy Inc.	4,721	242,547	3.50%
Godaddy Inc. - Class A	2,909	242,547	3.50%
Atlassian Corp. Plc - Class A	2,504	240,697	3.47%

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Long/Short Equity Fund

Match Group Inc.	3,807	220,435	3.18%
Ptc Inc.	2,055	218,175	3.15%
Paycom Software Inc.	1,182	183,736	2.65%
Coupa Software Inc.	2,043	161,624	2.33%
New Relic Inc.	1,686	158,836	2.29%
Intelsat Sa	4,890	146,701	2.12%
Zendesk Inc.	2,062	146,432	2.11%
World Wrestling Entertain – Class A	1,510	146,038	2.11%
Pure Storage Inc. - Class A	5,065	131,442	1.90%
Cree Inc.	3,207	121,446	1.75%
Hubspot Inc.	791	119,362	1.72%
Ringcentral Inc.-Class A	1,172	109,064	1.57%
Alteryx Inc. - Class A	1,688	96,549	1.39%
Aspen Technology Inc.	788	89,813	1.30%
Liveramp Holdings Inc.	1,553	76,749	1.11%
2u Inc.	841	63,262	0.91%
Five9 Inc.	1,214	53,046	0.77%
Varonis Systems Inc.	710	52,009	0.75%
Bottomline Technologies (De)	694	50,464	0.73%
Unisys Corp.	2,432	49,603	0.72%
Iridium Communications Inc.	2,073	46,640	0.67%
Yext Inc.	1,922	45,546	0.66%
Qualys Inc.	500	44,587	0.64%
Rapid7 Inc.	1,001	36,945	0.53%
Everbridge Inc.	619	35,687	0.51%
Novanta Inc.	469	32,047	0.46%
Apptio Inc. - Class A	841	31,066	0.45%
Carbonite Inc.	750	26,740	0.39%
Appfolio Inc. - Class A	322	25,220	0.36%
USA Technologies Inc.	3,145	22,644	0.33%
Workiva Inc.	565	22,313	0.33%
Glu Mobile Inc.	2,993	22,298	0.32%
Shotspotter Inc.	358	21,960	0.32%

Total	109,069	$6,929,942	100.00%

The following table represents the holdings underlying the total return swap in MS (Morgan Stanley) Highland MSHDCAPM as of September 30, 2018.

Security Description	Shares	Market Value as of 9/30/18	Percent of Basket’s Net Assets
MS Highland MSHDCAPM
Blackstone Group Lp	5,678	$216,204	6.20%
Msci Inc.	1,190	211,070	6.05%
Cme Group Inc.	1,133	192,912	5.53%
S&P Global Inc.	951	185,773	5.33%
Intercontinental Exchange In	2,351	176,087	5.05%
Goldman Sachs Group Inc.	744	166,730	4.78%

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Long/Short Equity Fund

Bank Of New York Mellon Corp.	3,232	164,818	4.73%
Ameriprise Financial Inc.	1,100	162,482	4.66%
Blackrock Inc.	340	160,415	4.60%
T Rowe Price Group Inc.	1,435	156,711	4.50%
Schwab (Charles) Corp.	3,188	156,684	4.49%
Td Ameritrade Holding Corp.	2,863	151,248	4.34%
State Street Corp.	1,743	146,019	4.19%
Northern Trust Corp.	1,243	126,922	3.64%
Moody’s Corp.	749	125,280	3.59%
Franklin Resources Inc.	3,972	120,783	3.46%
Cboe Global Markets Inc.	1,022	98,050	2.81%
Nasdaq Inc.	1,051	90,182	2.59%
Raymond James Financial Inc.	862	79,312	2.28%
Invesco Ltd.	3,172	72,574	2.08%
Kkr & Co., Inc. - Class A	2,433	66,354	1.90%
Affiliated Managers Group	468	63,944	1.83%
Evercore Inc. - Class A	526	52,917	1.52%
Sei Investments Company	830	50,719	1.45%
Apollo Global Management - Class A	1,005	34,720	1.00%
Eaton Vance Corp.	572	30,048	0.86%
Lazard Ltd. - Class A	601	28,934	0.83%
Federated Investors Inc. - Class B	1,183	28,535	0.82%
Janus Henderson Group Plc	1,029	27,737	0.80%
Legg Mason Inc.	871	27,186	0.78%
Ares Capital Corp.	1,515	26,047	0.75%
Waddell & Reed Financial - Class A	1,088	23,047	0.69%
Bgc Partners Inc. - Class A	1,594	18,846	0.54%
Moelis & Co. - Class A	333	18,275	0.52%
Stifel Financial Corp.	348	17,845	0.51%
Wisdomtree Investments Inc.	1,247	10,571	0.30%

Total	53,662	$3,485,981	100.00%

INVESTMENT PORTFOLIO (unaudited)
As of September 30, 2018	Highland Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks - 79.6%

HEALTHCARE - 79.6%

Biotechnology - 37.0%
24,300	Aimmune Therapeutics, Inc. (a)(b)	662,904
1,000	Alnylam Pharmaceuticals, Inc. (b)	87,520
225,000	Amarin Corp. PLC ADR (b)	3,660,750
2,500	Amgen, Inc.	518,225
58,800	Amicus Therapeutics, Inc. (a)(b)	710,892
2,000	Bluebird Bio, Inc. (a)(b)	292,000
22,100	Coherus Biosciences, Inc. (a)(b)	364,650
15,000	Deciphera Pharmaceuticals, Inc. (b)	580,800
15,000	G1 Therapeutics, Inc. (a)(b)	784,350
15,000	Global Blood Therapeutics, Inc. (b)(c)	570,000
653,524	Minerva Neurosciences, Inc. (b)(c)	8,201,726
13,000	Portola Pharmaceuticals, Inc. (a)(b)	346,190
25,000	Radius Health, Inc. (a)(b)	445,000
10,200	Rhythm Pharmaceuticals, Inc. (b)	297,534
4,000	Sage Therapeutics, Inc. (b)	565,000
16,000	Shire PLC ADR (c)	2,900,320
20,000	Spero Therapeutics, Inc. (a)(b)	210,200
4,000	Vertex Pharmaceuticals, Inc. (b)(c)	770,960

		21,969,021

Healthcare Distributors – 0.9%
4,000	McKesson Corp.	530,600

Healthcare Equipment (b) - 0.0%
486	RA Medical Systems, Inc.	8,845

Healthcare Facilities (b) - 4.0%
40,000	Acadia Healthcare Co., Inc. (a)	1,408,000
164,833	Quorum Health Corp. (c)	965,922

		2,373,922

Healthcare Services (b) - 3.5%
20,000	LHC Group, Inc.	2,059,800

Life Sciences Tools & Services (b)(c) - 6.3%
12,000	Bio-Rad Laboratories, Inc., Class A	3,755,880

Managed Healthcare - 2.9%
5,000	Cigna Corp.	1,041,250
2,000	Humana, Inc. (c)	677,040

		1,718,290

Pharmaceuticals – 25.0%
30,000	AstraZeneca PLC ADR (c)	1,187,100
19,400	Clovis Oncology, Inc. (a)(b)(c)	569,778
10,000	Collegium Pharmaceutical, Inc. (b)(c)	147,400
44,740	Dermira, Inc. (a)(b)	487,666
22,608	Endocyte, Inc. (a)(b)	401,518
619,900	HLS Therapeutics, Inc. (b)	6,642,128
8,000	Merck & Co., Inc.	567,520
58,478	Paratek Pharmaceuticals, Inc. (b)	567,237
54,749	SteadyMed, Ltd. CVR (b)(d)(e)	14,508
30,000	Takeda Pharmaceutical Co., Ltd.	1,283,884
58,100	Urovant Sciences, Ltd. (b)	697,200
46,086	Zogenix, Inc. (a)(b)(c)	2,285,866

		14,851,805

	Total Common Stocks (Cost $38,928,127)	47,268,163

Preferred Stocks - 4.6%

INFORMATION TECHNOLOGY (d)(e)(f) - 4.6%
608,695	AMINO, Inc., Series C	2,733,041

	Total Preferred Stocks (Cost $3,499,996)	2,733,041

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Long/Short Healthcare Fund

Units
Rights - 0.2%

HEALTHCARE - 0.2%
79,326	Wright Medical Group NV, expires 03/01/2019	114,626

	Total Rights (Cost $197,727)	114,626

Warrants - 0.3%

HEALTHCARE - 0.3%

Biotechnology (b) - 0.2%
1,717,910	Galena Biopharma Inc., expires 03/18/2020	—
118,797	Gemphire Therapeutics, Inc., expires 03/15/2022	88,595

		88,595

Pharmaceuticals (b) - 0.1%
255,000	SCYNEXIS, Inc., expires 04/25/2022	82,083

		82,083

	Total Warrants (Cost $—)	170,678

Contracts
Purchased Call Options (g) - 3.8%
	Total Purchased Call Options (Cost $315,131)	2,266,000

Principal Amount ($)
Cash Equivalents - 10.7%

MONEY MARKET FUND (h) - 10.7%
6,329,921	State Street Institutional U.S. Government Money Market Fund, Premier Class 2.049%	6,329,921

	Total Cash Equivalents (Cost $6,329,921)	6,329,921

Total Investments - 99.2% (Cost $49,270,902)		59,028,975

Shares
Securities Sold Short (i) - (18.1)%

Common Stocks - (9.9)%

HEALTHCARE - (9.9)%

Biotechnology (j) - (3.9)%
(12,000)	AnaptysBio, Inc.	(1,197,240)
(40,000)	Gemphire Therapeutics, Inc.	(82,400)
(10,000)	Ionis Pharmaceuticals, Inc.	(515,800)
(6,500)	Seattle Genetics, Inc.	(501,280)

		(2,296,720)

Healthcare Services (j) - (2.7)%
(12,500)	DaVita, Inc.	(895,375)
(25,000)	Tenet Healthcare Corp.	(711,500)

		(1,606,875)

Pharmaceuticals - (3.3)%
(5,000)	Mallinckrodt PLC (j)	(146,550)
(60,000)	Roche Holding AG ADR	(1,809,600)

		(1,956,150)

	Total Common Stocks (Proceeds $6,013,669)	(5,859,745)

Exchange-Traded Funds - (8.2)%
(12,000)	Health Care Select Sector SPDR Fund ETF	(1,141,800)

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Long/Short Healthcare Fund

(5,000)	iShares Russell 2000 Index Fund ETF	(842,750)
(30,000)	SPDR S&P Biotech ETF	(2,876,100)

	Total Exchange-Traded Funds (Proceeds $4,864,295)	(4,860,650)

	Total Securities Sold Short (Proceeds $10,877,964)	(10,720,395)

Other Assets & Liabilities, Net - 18.9%		11,187,396

Net Assets - 100.0%		59,349,430

(a)

Securities (or a portion of securities) on loan. As of September 30, 2018, the market value of securities loaned was $6,212,749. The loaned securities were secured with securities collateral of $6,383,537. Collateral is calculated based on prior day’s prices.

(b)	Non-income producing security.
(c)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $8,766,396.
(d)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $2,747,549, or 4.6% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2018. See Note 2.

(e)

Classified as Level 3 within the three-tier fair value hierarchy. Please see Note 2 for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(f)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$3,499,996	$2,733,041	4.6%

(g)	Options are shown at market value.
(h)	Rate shown is 7 day effective yield.
(i)	As of September 30, 2018, $7,648,341 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(j)	No dividend payable on security sold short.

Purchased options contracts outstanding as of September 30, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Amarin Corp. PLC	$5.00	Bank of America	January 2019	2,000	$1,000,000	$315,131	$2,266,000

						$315,131	$2,266,000

INVESTMENT PORTFOLIO (unaudited)
As of September 30, 2018	Highland Merger Arbitrage Fund

Shares		Value ($)
Common Stocks – 175.3%

CONSUMER STAPLES (a) - 3.9%
23,198	Pinnacle Foods, Inc.	1,503,462

ENERGY - 30.3%
46,922	Andeavor	7,202,527
308,561	Enbridge Energy Management LLC (a)(b)	3,369,486
112,090	Energy XXI Gulf Coast, Inc. (a)(b)	937,073
15,000	Riviera Resources Inc/Linn (b)	321,750

		11,830,836

FINANCIAL – 70.0%
50,000	Allegro Merger Corp. (b)	477,000
80,100	Aspen Insurance Holdings, Ltd. (a)	3,348,180
77,282	Avista Healthcare Public Acquisition Corp., Class A (a)(b)	783,639
51,500	Big Rock Partners Acquisition Corp. (a)(b)	513,970
36,967	Black Ridge Acquisition Corp. (a)(b)	364,125
54,000	Coastway Bancorp, Inc. (a)(b)	1,522,800
159,262	CoBiz Financial, Inc. (a)	3,526,061
130,000	Constellation Alpha Capital Corp. (a)(b)	1,315,600
56,425	Draper Oakwood Technology Acquisition, Inc., Class A (a)(b)	572,150
48,888	FCB Financial Holdings, Inc., Class A (a)(b)	2,317,291
75,000	Forum Merger II Corp., UNIT (b)	758,625
7,652	GigCapital, Inc. (a)(b)	76,367
50,094	Gordon Pointe Acquisition Corp. (a)(b)	494,678
60,000	Greenland Acquisition Corp. (b)	580,200
60,000	GTY Technology Holdings, Inc., Class A (b)	608,400
90,436	Guaranty Bancorp (a)	2,685,949
40,000	HL Acquisitions Corp. (b)	381,200
48,100	KBL Merger Corp. IV (a)(b)	485,810
35,000	Legacy Acquisition Corp., UNIT (a)(b)	354,550
12,100	Leo Holdings Corp., UNIT (a)(b)	124,388
50,000	LF Capital Acquisition Corp., Class A (b)	479,000
20,000	Longevity Acquisition Corp., UNIT (b)	204,800
40,000	Modern Media Acquisition Corp. (a)(b)	403,200
35,000	One Madison Corp., UNIT (a)(b)	362,950
75,000	Pensare Acquisition Corp. (a)(b)	747,000
20,000	Pure Acquisition Corp. (b)	194,100
39,900	Pure Acquisition Corp., UNIT (a)(b)	411,369
2,346	Stellar Acquisition III, Inc. (b)	24,633
29,700	Thomson Reuters Corp. (a)	1,356,696
56,300	Tiberius Acquisition Corp. (a)(b)	544,421
40,000	TKK Symphony Acquisition Corp. (a)(b)	380,000
40,100	Tottenham Acquisition I, Ltd. (a)(b)	388,970
25,000	Trident Acquisitions Corp. (b)	245,500
26,913	Trinity Merger Corp., Class A (a)(b)	264,017

		27,297,639

HEALTHCARE - 20.2%
35,000	DFB Healthcare Acquisitions Corp., UNIT (b)	370,650
36,494	Express Scripts Holding Co. (a)(b)	3,467,295
202,000	ICC Labs, Inc. (b)	292,233
108,500	Invuity, Inc. (a)(b)	802,900
12,000	LifePoint Health, Inc. (a)(b)	772,800
11,900	Shire PLC ADR (a)	2,157,113

		7,862,991

INDUSTRIALS (a)(b) - 17.3%
87,700	KLX, Inc.	5,505,806
100,802	Nexeo Solutions, Inc.	1,234,824

		6,740,630

INFORMATION TECHNOLOGY - 22.0%
98,296	Convergys Corp. (a)	2,333,547
32,380	Oclaro, Inc. (a)(b)	289,477
35,000	Radisys Corp. (b)	57,050
413,651	Xcerra Corp. (a)(b)	5,902,800

		8,582,874

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Merger Arbitrage Fund

MATERIALS (a) - 1.6%
1,900	KMG Chemicals, Inc.	143,564
325,000	Senomyx, Inc. (b)	481,000

		624,564

REAL ESTATE (a) - 6.7%
120,000	Select Income REIT, REIT	2,632,800

TELECOMMUNICATION SERVICES (a)(b) - 3.3%
157,300	magicJack VocalTec, Ltd.	1,305,590

	Total Common Stocks (Cost $76,064,630)	68,381,386

Total Investments – 175.3% (Cost $67,538,809)		68,381,386

Securities Sold Short - (84.2)%

Common Stocks - (84.2)%

CONSUMER STAPLES - (1.3)%
(15,064)	Conagra Brands, Inc.	(511,724)

ENERGY - (24.3)%
(103,257)	Enbridge, Inc.	(3,334,169)
(76,618)	Marathon Petroleum Corp.	(6,127,141)

		(9,461,310)

FINANCIAL - (23.4)%
(27,030)	BOK Financial Corp.	(2,629,478)
(14,831)	Cadence BanCorp	(387,386)
(6,368)	CME Group, Inc.	(1,083,897)
(40,495)	Independent Bank Group, Inc.	(2,684,819)
(51,249)	Synovus Financial Corp.	(2,346,692)

		(9,132,272)

HEALTHCARE - (7.2)%
(7,404)	Cigna Corp.	(1,541,883)
(29,957)	Takeda Pharmaceutical Co., Ltd. (c)	(1,282,044)

		(2,823,927)

INDUSTRIALS - (5.2)%
(7,691)	United Technologies Corp.	(1,075,279)
(30,754)	Univar, Inc. (c)	(942,918)

		(2,018,197)

INFORMATION TECHNOLOGY - (9.5)%
(400)	Cabot Microelectronics Corp.	(41,268)
(87,181)	Cohu, Inc.	(2,188,243)
(9,338)	Lumentum Holdings, Inc. (c)	(559,813)
(10,813)	SYNNEX Corp.	(915,861)

		(3,705,185)

MATERIALS - (6.3)%
(102,000)	Amcor, Ltd.	(1,009,613)
(10,435)	International Flavors & Fragrances, Inc.	(1,451,717)

		(2,461,330)

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Merger Arbitrage Fund

REAL ESTATE - (7.0)%
(124,800)	Government Properties Income Trust, REIT	(1,408,992)
(58,082)	Industrial Logistics Properties Trust, REIT	(1,336,467)

		(2,745,459)

	Total Common Stocks (Proceeds $32,838,313)	(32,859,404)

	Total Securities Sold Short (Proceeds $32,838,313)	(32,859,404)

Other Assets & Liabilities, Net - 8.9%		3,480,185

Net Assets - 100.0%		39,002,167

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $49,090,159.
(b)	Non-income producing security.
(c)	No dividend payable on security sold short.

The Fund had the following futures contracts, for which $109,771 was pledged as collateral, open at September 30, 2018:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
British Pound Future	December 2018	14	$1,145,025	$9,908

Swap contracts outstanding as of September 30, 2018 were as follows:

Swap Contracts Outstanding

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Expiration Date	Currency	Notional Amount (USD)	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
LONG EQUITY INDEX TRS
AET.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 12, 2019	USD	$2,282,821	$55	$29,332	$29,387
ATHN.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	May 30, 2019		439,247	11	(67,403)	(67,392)
BMS.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 26, 2019		990,339	76	(19,983)	(19,907)
CA.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	July 16, 2019		4,424,310	382	22,104	22,486
COL.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 27, 2018		3,108,339	133	55,605	55,737
DNB.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 13, 2019		2,705,509	72	4,537	4,610
DVMT.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	July 18, 2019		755,240	30	10,042	10,072

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Merger Arbitrage Fund

ECI.TO	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 6, 2019	CAD	3,176,163	321	11,293	11,615
EGC.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	June 20, 2019	USD	4,248,769	1,824	(264,700)	(262,876)
EVHC.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	June 13, 2019		2,930,772	250	60,315	60,565
FCEA.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 2, 2019		9,878,989	1,499	(4,911)	(3,412)
FRUT.TA	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	May 9, 2023	ILS	4,081,243	14	302,097	302,111
GPT.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	June 12, 2019	USD	9,796,124	1,357	7,007	8,364
ICC.V	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	September 13, 2019	CAD	2,256,937	3,489	(11,626)	(8,138)
IDTI.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	September 17, 2019	USD	473,196	38	(3,515)	(3,477)
MITL.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	June 17, 2019		3,441,874	1,193	(4,999)	(3,806)
NXGN.L	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	May 21, 2019	GBP	1,950,860	974	(36,278)	(35,304)
OCLR.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	March 28, 2019	USD	1,007,942	437	8,934	9,371
ORBK.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	March 21, 2019		1,524,378	63	(109,302)	(109,239)
RSYS.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	July 11, 2019		908,744	2,212	35,088	37,300
STBZ.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	July 23, 2019		433,932	49	(47,617)	(47,569)
TLP.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	July 15, 2019		325,580	32	5,713	5,746
USG.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	September 9, 2019		430,981	38	1,429	1,467

Total Long Equity Index TRS									$(2,289)

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Merger Arbitrage Fund

SHORT EQUITY INDEX TRS
CVS.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 12, 2019	$(701,160)	$37	$(49,445)	$(49,408)
KLAC.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	June 17, 2019	(460,424)	19	64,052	64,071
Total Short Equity Index TRS								$14,663

Total Total Return Swaps								$12,374

INVESTMENT PORTFOLIO (unaudited)
As of September 30, 2018	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 35.7%

ENERGY - 6.3%
	Fieldwood Energy LLC
3,738,682	Exit 2nd Lien Term Loan, 1-month LIBOR + 7.250% 04/11/2023	3,640,541

FINANCIAL - 3.9%
	Walter Investment Management Corp.
2,390,134	Tranche B Term Loan B, 1-month LIBOR + 6.000% 06/30/2022	2,264,162

HEALTHCARE - 1.2%
	Quorum Health Corporation
689,149	Term Loan B, 1-month LIBOR + 6.750% 04/29/2022	700,492

HOUSING - 1.7%
	84 Lumber Company
962,025	Term Loan B, 1-month LIBOR + 5.250% 10/25/2023	972,449

INDUSTRIALS - 0.5%
	American Traffic Solutions, Inc.
258,065	2nd Lien Term Loan, 1-month LIBOR + 7.750% 02/23/2026	264,193

MANUFACTURING - 1.1%
	VC GB Holdings, Inc.
646,667	Second Lien Term Loan, 1-month LIBOR + 8.000% 02/28/2025	654,750

MEDIA & TELECOMMUNICATIONS (b) - 3.3%
	iHeartCommunications, Inc.
2,500,000	Tranche D Term Loan	1,884,575

OIL & GAS - 1.5%
	Traverse Midstream Partners LLC
844,278	Term Loan, 3-month LIBOR + 4.000% 09/27/2024	851,754

RETAIL - 7.8%
	Academy, Ltd.
2,463,155	Term Loan B, 1-month LIBOR + 4.000% 07/01/2022	1,922,135
555,233	Neiman Marcus Group, Inc. (The), 1-month LIBOR + 3.250% 10/25/2020	516,999
	Toys ‘R’ Us-Delaware, Inc.
3,862,052	Term Loan B-4 (b)	2,042,060

		4,481,194

SERVICE - 2.9%
	Advantage Sales & Marketing, Inc.
2,000,000	Second Lien Term Loan, 1-month LIBOR + 6.500% 07/25/2022	1,692,500

TELECOMMUNICATIONS (c)(d) - 1.5%
	TerreStar Corporation
869,523	Term Loan A, PIK 11.000% 02/27/2020	868,653
20,390	Term Loan C, PIK 11.000% 02/27/2020	20,370

		889,023

TRANSPORTATION - 1.1%
	Gruden Acquisition, Inc.
618,849	Term Loan, 3-month LIBOR + 5.500% 08/18/2022	625,424

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Opportunistic Credit Fund

UTILITIES - 2.9%
	Granite Acquisition, Inc.
1,623,513	Second Lien Term Loan B, 3-month LIBOR + 7.250% 12/19/2022	1,639,756
	Texas Competitive Electric Holdings Co., LLC
15,190,310	Non Extended Escrow Loan (e)	30,380

		1,670,136

	Total U.S. Senior Loans (Cost $22,831,596)	20,591,193

Foreign Denominated or Domiciled Senior Loans (a) - 1.0%

CANADA - 1.0%
	Sandvine Corporation
556,875	Term Loan B, 1-month LIBOR + 5.750% 09/21/2022	558,963

	Total Foreign Denominated or Domiciled Senior Loans (Cost $509,855)	558,963

Collateralized Loan Obligations (f)(g) - 4.0%
	Acis CLO, Ltd.
1,000,000	Series 2014-5A, Class E1, 3-month LIBOR + 6.520%, 11/01/2026	1,000,000
	Eaton Vance CLO, Ltd.
1,000,000	Series 2013-1A, Class DR, 3-month LIBOR + 7.600%, 01/15/2028	1,023,700
	Highland Park CDO I, Ltd.
292,448	Series 2006-1A, Class A2, 3-month LIBOR + 0.400%, 11/25/2051 (h)	277,826

	Total Collateralized Loan Obligations (Cost $2,125,304)	2,301,526

Corporate Bonds & Notes - 3.9%

ENERGY - 1.9%
4,000,000	Rex Energy Corp. (b)	1,100,000
464	Sable Permian Resources LLC/AEPB Finance Corp. 7.38%, 11/01/2021 (f)	318

		1,100,318

HEALTHCARE EQUIPMENT & SERVICES (f)(i) - 1.5%
	Surgery Center Holdings, Inc.
900,000	6.75%, 07/01/2025	866,250

TELECOMMUNICATION SERVICES (b)(d) - 0.0%
2,500,000	Avaya, Inc.	—

UTILITIES - 0.5%
2,437,000	Ocean Rig UDW, Inc. (b)(c)(d)(f)	168,153
3,506,000	Texas Competitive Electric Holdings Co., LLC (e)	14,024
15,307,000	Texas Competitive Electric Holdings Co., LLC (e)	61,228
467,000	Texas Competitive Electric Holdings Co., LLC (e)	1,868
3,000,000	Texas Competitive Electric Holdings Co., LLC (e)	9,000

		254,273

	Total Corporate Bonds & Notes (Cost $2,939,517)	2,220,841

Foreign Corporate Bonds & Notes - 0.0%

NETHERLANDS (b)(c)(d) - 0.0%
317,982	Celtic Pharma Phinco BV	—

	Total Foreign Corporate Bonds & Notes (Cost $212,561)	—

Shares
Common Stocks - 21.8%

CHEMICALS (j) - 5.6%
105,492	MPM Holdings, Inc.	3,244,934

ENERGY (i) - 0.0%
1	Arch Coal, Inc., Class A	89

FINANCIAL (i)(j) - 0.1%
11,732	Ditech Holding Corp.	50,213

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Opportunistic Credit Fund

INFORMATION TECHNOLOGY (j) - 2.4%
62,130	Avaya Holdings Corp.	1,375,558

MATERIALS (c)(d)(j) - 2.9%
6,632	Omnimax International, Inc.	1,664,863

MEDIA & TELECOMMUNICATIONS (j) - 1.6%
2,895,971	Gambier Bay LLC (c)(d)(k)	383,716
6,369	Metro-Goldwyn-Mayer, Inc., Class A (l)	556,492

		940,208

TELECOMMUNICATIONS (c)(d)(j)(l) - 2.9%
5,082	TerreStar Corporation	1,695,457

UTILITIES (j) - 6.3%
3,322	Entegra TC LLC, Class A (c)(d)	27,473
143,772	Vistra Energy Corp.	3,577,047

		3,604,520

	Total Common Stocks (Cost $13,763,240)	12,575,842

Preferred Stocks - 1.8%

FINANCIALS (f)(g)(h) - 1.8%
1,500	Grayson CLO, Ltd., Series II	607,500
1,000	Westchester CLO, Ltd.	456,500

		1,064,000

	Total Preferred Stocks (Cost $1,443,577)	1,064,000

Rights - 0.3%

UTILITIES (j) - 0.3%
253,272	Texas Competitive Electric Holdings Co., LLC	197,172

	Total Rights (Cost $848,378)	197,172

Warrants - 0.1%

FINANCIAL (i)(j) - 0.0%
19,989	Ditech Holding Corp.	5,397
15,861	Ditech Holding Corp.	2,072

		7,469

INFORMATION TECHNOLOGY (c)(d)(j) - 0.1%
10,195	Avaya Holdings Corp.	52,504

	Total Warrants (Cost $14,311)	59,973

Registered Investment Companies (m) - 0.9%
516,407	State Street Navigator Securities Lending Government Money Market Portfolio 1.82%	516,407

	Total Registered Investment Companies (Cost $516,407)	516,407

Cash Equivalents - 30.8%

MONEY MARKET FUND (n) - 30.8%
17,741,915	State Street Institutional U.S. Government Money Market Fund, Premier Class 2.049%	17,741,915

	Total Cash Equivalents (Cost $17,741,915)	17,741,915

Total Investments - 100.3% (Cost $62,946,661)		57,827,832

Other Assets & Liabilities, Net - (0.3)%		(146,530)

Net Assets - 100.0%		57,681,302

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2018. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown. Current LIBOR rates include 1 month which is equal to 2.26% and 3 months equal to 2.40%.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Opportunistic Credit Fund

(b)	The issuer is, or is in danger of being, in default of its payment obligation.
(c)

Classified as Level 3 within the three-tier fair value hierarchy. Please see Note 2 for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $4,881,189, or 8.5% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2018.

(e)	Represents value held in escrow pending future events. No interest is being accrued.
(f)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2018, these securities amounted to $4,400,247 or 7.6% of net assets.

(g)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect September 30, 2018. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 2.26% and 3 months equal to 2.40%.

(h)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(i)

Securities (or a portion of securities) on loan. As of September 30, 2018, the market value of securities loaned was $538,884. The loaned securities were secured with cash and securities collateral of $551,599. Collateral is calculated based on prior day’s prices.

(j)	Non-income producing security.
(k)	Affiliated issuer. Assets with a total aggregate market value of $383,716, or 0.7% of net assets, were affiliated with the Fund as of September 30, 2018.
(l)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc.	Common Stocks	12/20/2010	$238,560	$556,492	1.0%
TerreStar Corporation	Common Stocks	12/12/2014	$1,456,829	$1,695,457	2.9%

(m)	Represents investments of cash collateral received in connection with securities lending.
(n)	Rate shown is 7 day effective yield.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2018	Highland Funds I

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with five portfolios that were offered as of September 30, 2018, each of which is non-diversified. This report includes information for the three months ended September 30, 2018 for Highland Long/Short Equity Fund (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”), Highland Merger Arbitrage Fund (the “Merger Arbitrage Fund”), and Highland Opportunistic Credit Fund (the “Opportunistic Credit Fund”) (each a “Fund” and, collectively, the “Funds”). Highland/iBoxx Senior Loan ETF is reported separately.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (“the Investment Adviser”) has determined to have the capability to provide appropriate pricing services which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”)), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Funds I

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of September 30, 2018, the Funds’ investments consisted of senior loans, asset-backed securities, corporate bonds and notes, foreign bonds, sovereign bonds, claims, common stocks, preferred stocks, exchange-traded funds, other registered investment companies, cash equivalents, master limited partnerships, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades, including trades in similar securities, with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, other registered investment companies, master limited partnerships, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Funds I

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of September 30, 2018 is as follows:

	Total value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$340,370,850	$340,370,850	$—	$—
Purchased Call Options	206,250	206,250	—	—
Purchased Put Options	202,000	202,000	—	—
Registered Investment Companies	6,717,050	6,717,050	—	—
Cash Equivalents	13,465,044	13,465,044	—	—
Other Financial Instruments
Long Futures(2)	14,348	14,348	—	—
Swap Contracts Outstanding	7,056,136	—	7,056,136	—

Total Assets	368,031,678	360,975,542	7,056,136	—

Liabilities
Securities Sold Short(1)	(144,989,729)	(144,989,729)	—	—
Other Financial Instruments
Swap Contracts Outstanding	(1,827,428)	—	(1,827,428)	—
Written Put Options Contracts	(28,125)	(28,125)	—	—

Total Liabilities	(146,845,282)	(145,017,854)	(1,827,428)	—

Total	$221,186,396	$215,957,688	$5,228,708	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative appreciation/(depreciation) of future contracts reported in the Investment Portfolio.

	Total value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
Common Stocks
Healthcare
Biotechnology	$21,969,021	$21,969,021	$—	$—
Healthcare Distributors	530,600	530,600	—	—
Healthcare Equipment	8,845	8,845	—	—
Healthcare Facilities	2,373,922	2,373,922	—	—
Healthcare Services	2,059,800	2,059,800	—	—
Life Sciences Tools & Services	3,755,880	3,755,880	—	—
Managed Healthcare	1,718,290	1,718,290	—	—
Pharmaceuticals	14,851,805	14,837,297	—	14,508
Preferred Stocks(1)	2,733,041	—	—	2,733,041
Rights
Equity Contracts	114,626	114,626	—	—
Warrants
Healthcare
Biotechnology	88,595	—	88,595	—
Pharmaceuticals	82,083	—	82,083	—
Purchased Call Options	2,266,000	2,266,000	—	—
Cash Equivalents	6,329,921	6,329,921	—	—

Total Assets	58,882,429	55,964,202	170,678	2,747,549

Liabilities
Securities Sold Short(1)	(10,720,395)	(10,720,395)	—	—

Total Liabilities	(10,720,395)	(10,720,395)	—	—

Total	$48,162,034	$45,243,807	$170,678	$2,747,549

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Funds I

	Total value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Merger Arbitrage Fund
Assets
Common Stocks(1)	$68,381,386	$68,381,386	$—	$—
Other Financial Instruments
Long Futures(2)	9,908	9,908	—	—
Swap Contracts Outstanding	622,902	—	622,902	—

Total Assets	69,014,196	68,391,294	622,902	—

Liabilities
Securities Sold Short(1)	(32,859,404)	(32,859,404)	—	—
Other Financial Instruments
Swap Contracts Outstanding	(610,528)	—	(610,528)	—

Total Liabilities	(33,469,932)	(32,859,404)	(610,528)	—

Total	$35,544,264	$35,531,890	$12,374	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative appreciation/(depreciation) of future contracts reported in the Investment Portfolio.

	Total value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Energy	$3,640,541	$—	$3,640,541		$—
Financial	2,264,162	—	2,264,162		—
Healthcare	700,492	—	700,492		—
Housing	972,449	—	972,449		—
Industrials	264,193	—	264,193		—
Manufacturing	654,750	—	654,750		—
Media & Telecommunications	1,884,575	—	1,884,575		—
Oil & Gas	851,754	—	851,754		—
Retail	4,481,194	—	4,481,194		—
Service	1,692,500	—	1,692,500		—
Telecommunications	889,023	—	—		889,023
Transportation	625,424	—	625,424		—
Utilities	1,670,136	—	1,670,136		—
Foreign Denominated or Domiciled Senior Loans	558,963	—	558,963		—
Collateralized Loan Obligations	2,301,526	—	2,301,526		—
Corporate Bonds & Notes
Energy	1,100,318	—	1,100,318		—
Healthcare Equipment & Services	866,250	—	866,250		—
Telecommunication Services	—	—	—	(2)	—
Utilities	254,273	—	86,120		168,153
Foreign Corporate Bonds & Notes(1)	—	—	—		—	(2)
Common Stocks
Chemicals	3,244,934	3,244,934	—		—
Energy	89	89	—		—
Financial	50,213	50,213	—		—
Information Technology	1,375,558	1,375,558	—		—
Materials	1,664,863	—	—		1,664,863
Media & Telecommunications	940,208	—	556,492		383,716
Telecommunication Services	1,695,457	—	—		1,695,457
Utilities	3,604,520	3,577,047	—		27,473
Preferred Stocks(1)	1,064,000	—	1,064,000		—
Rights	197,172	—	197,172		—
Warrants
Financial	7,469	7,469	—		—
Information Technology	52,504	—	—		52,504
Registered Investment Companies	516,407	516,407	—		—
Cash Equivalents	17,741,915	17,741,915	—		—

Total Assets	57,827,832	26,513,632	26,433,011		4,881,189

Total	$57,827,832	$26,513,632	$26,433,011		$4,881,189

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

The tables below set forth a summary of changes in the Long/Short Healthcare Fund and the Opportunistic Credit Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended September 30, 2018. The Long/Short Equity Fund and Merger Arbitrage Fund had no Level 3 assets as of September 30, 2018.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Funds I

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates without observable inputs and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

	Balance as of June 30, 2018	Transfers into Level 3	Transfers out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gain/(Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2018
Highland Long/Short Healthcare Fund
Common Stocks
Pharmaceuticals	$—	$—	$—	$—	$—	$—	$14,508	$—	$14,508	$—
Preferred Stock
Information Technology	3,195,649	—	—	—	—	(462,608)	—	—	2,733,041	(462,608)

Total	$3,195,649	$—	$—	$—	$—	$(462,608)	$14,508	$—	$2,747,549	$(462,608)

	Balance as of June 30, 2018	Net Transfers into Level 3	Net Transfers out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2018
Highland Opportunistic Credit Fund
U.S. Senior Loans
Telecommunications	$862,883	$—	$—	$—	$—	$800	$25,340	$—	$889,023	$800
Corporate Bonds & Notes
Utilities	168,153	—	—	—	—	—	—	—	168,153	—
Foreign Corporate Bonds & Notes	—	—	—	—	—	—	—	—	—	—
Common Stocks
Media & Telecommunications	372,856	—	—	—	—	10,860	—	—	383,716	10,860
Materials	2,237,436	—	—	—	—	(572,573)	—	—	1,664,863	(572,573)
Telecommunications	1,330,620	—	—	—	—	364,837	—	—	1,695,457	364,837
Utilities	26,975	—	—	—	—	498	—	—	27,473	498
Warrants
Information Technology	36,498	—	—	—	—	16,006	—	—	52,504	16,006

Total	$5,035,421	$—	$—	$—	$—	$(179,572)	$25,340	$—	$4,881,189	$(179,572)

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Funds I

For the period ended September 30, 2018, a net amount $7,469 of the Opportunistic Credit Fund’s portfolio investments were transferred from Level 2 to Level 1. Transfers from Level 2 to Level 1 were due to a decrease in observable pricing inputs as compared to the previous period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Long/Short Healthcare Fund

Category	Market Value at 9/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
Preferred Stock	$2,733,041	Multiples Analysis	Multiple of NFY+2 Total Revenue	1.5x - 2.0x
		Implied Enterprise Value Indications	Weightings	20% - 80%
Common Stock	14,508	Intrinsic	N/A	N/A

Total	$2,747,549

Highland Opportunistic Credit Fund

Category	Market Value at 9/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$3,771,509	Multiples Analysis	Price/MHz-PoP	$0.077 - $0.625
			Risk Discount	33.0% - 35.8%
			Multiple of EBITDA	6.75x - 8.25x
		Discounted Cash Flow	Discount Rate	12.0% - 17.0%
			Terminal Multiple	6.75x
			Scenario Probabilities	15% - 70%
			Illiquidity Discount	10%
U.S. Senior Loans	889,023	Discounted Cash Flow	Discount Rate	11.1%
			Spread Adjustment	0.1%
Corporate Bonds	168,153	Liquidation Analysis	Claim Amount: Percent of Par	6.9%
Warrants	52,504	Black-Scholes Model	Annualized Volatility	32.8%

Total	$4,881,189

The significant unobservable input used in the fair value measurement of the Long/Short Healthcare Fund’s preferred stock is the revenue multiple. Significant increases (decreases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Opportunistic Credit Fund’s bank loans securities are: spread adjustment and discount rate. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. The significant unobservable inputs used in the fair value measurement of the Opportunistic Credit Fund’s common equity securities are: multiple of EBITDA, price/MHz-PoP multiple, risk discount, illiquidity discount, discount rate and terminal multiple. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the risk discount is accompanied by a directionally opposite change in the assumption for the price/MHz-PoP multiple.

In addition to the unobservable inputs utilized for various valuation methodologies, the Investment Adviser frequently uses a combination of two or more valuation methodologies to determine fair value for a single holding. In such instances, the Investment Adviser assesses the methodologies and ascribes weightings to each methodology. The weightings ascribed to any individual methodology ranged from as low as 16.7% to as high as 80% for Opportunistic Credit Fund, and as low as 20% to as high as 80% for Long/Short Healthcare Fund as of September 30, 2018. The selection of weightings is an inherently subjective process, dependent on professional judgement. These selections may have a material impact to the concluded fair value for such holdings.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Funds I

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

At September 30, 2018, the Long/Short Equity Fund and Merger Arbitrage Fund held futures contracts as detailed in the notes to the Fund’s Investment Portfolio. Long/Short Equity Fund and Merger Arbitrage Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, and to gain market exposure for residual and accumulating cash positions. Cash held as collateral for futures contracts classified as restricted cash.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Funds I

For the period ended September 30, 2018, the Long/Short Healthcare Fund and the Opportunistic Credit Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. As of September 30, 2018, each of the Long/Short Equity Fund and the Merger Arbitrage Fund was a party to open swap contracts having a net fair value of $5,228,708 and $12,374, respectively.

For the period ended September 30, 2018, the Long/Short Healthcare Fund and Opportunistic Credit Fund did not invest in swap contracts.

Affiliated Issuers

Under Section 2 (a)(3) of the 1940 Act, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The tables below show affiliated issuers of the following Funds for the period ended September 30, 2018:

Long/Short Equity Fund Issuer	Shares at June 30, 2018	Beginning Value as of June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change Unrealized Appreciation/ Depreciation	Ending Value as of September 30, 2018	Shares at September 30, 2018	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	314,174	$6,581,955	$—	$—	$—	$135,095	$6,717,050	314,174	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Funds I

Highland Opportunistic Credit Fund Issuer	Shares at June 30, 2018	Beginning Value as of June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change Unrealized Appreciation/ Depreciation	Ending Value as of September 30, 2018	Shares at September 30, 2018	Affiliated Income
Other Affiliates
Gambier Bay LLC (Common Stocks)	2,895,971	$372,856	$—	$—	$—	$10,860	$383,716	2,895,971	$—

The Highland Long/Short Healthcare Fund and the Highland Merger Arbitrage Fund did not have any affiliated issuers as of September 30, 2018.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 95.3%

AEROSPACE — 2.1%
	Transdigm Inc., Term Loan E, 1st Lien,
4,367,028	VAR LIBOR USD 1 Month+2.500%, 05/30/25	4,384,543
	Transdigm Inc., Term Loan F, 1st Lien,
8,614,867	VAR LIBOR USD 1 Month+2.500%, 06/09/23	8,656,228
	Transdigm Inc., Term Loan G, 1st Lien,
492,480	VAR LIBOR USD 1 Month+2.500%, 08/22/24	494,523

		13,535,294

AIRLINES — 2.3%
	Air Medical Group Holdings, Inc., Cov-Lite, Term Loan, 1st Lien,
5,979,950	VAR LIBOR USD 1 Month+4.250%, 03/14/25 (b)	5,964,376
	American Airlines, Inc., Term Loan, 1st Lien,
9,000,000	VAR LIBOR USD 1 Month+1.750%, 06/27/25 (b)	8,837,950

		14,802,326

BUILDING MATERIALS — 2.1%
	American Builders & Contractors Supply Co., Inc., Term Loan B2, 1st Lien,
5,431,071	VAR LIBOR USD 1 Month+2.000%, 10/31/23 (b)	5,422,361
	Quikrete Holdings, Inc., Cov-Lite, Term Loan B, 1st Lien,
7,711,587	VAR LIBOR USD 1 Month+2.750%, 11/15/23 (b)	7,738,735

		13,161,096

CHEMICALS — 4.4%
	Berry Global, Inc., Term Loan Q, 1st Lien,
4,574,403	VAR LIBOR USD 1 Month+2.000%, 10/01/22	4,589,339
	H.B. Fuller Company, Cov-Lite, Term Loan B, 1st Lien,
7,183,724	VAR LIBOR USD 1 Month+2.000%, 10/20/24	7,186,453

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

CHEMICALS — 4.4% (continued)
	Ineos US Finance LLC, Cov-Lite, Term Loan B, 1st Lien,
3,989,950	VAR LIBOR USD 1 Month+2.000%, 04/01/24 (b)	4,003,570
	Tronox Finance LLC, Term Loan B, 1st Lien,
4,168,552	VAR LIBOR USD 1 Month+3.000%, 09/23/24	4,189,009
	Tronox Finance, Blocked Term Loan B, 1st Lien,
1,806,373	VAR LIBOR USD 1 Month+3.000%, 09/23/24	1,815,237
	Univar USA Inc., Term Loan B3, 1st Lien,
6,185,961	VAR LIBOR USD 1 Month+2.250%, 07/01/24	6,208,292

		27,991,900

COMPUTERS & ELECTRONICS — 0.8%
	GTT Communications, Inc., Cov-Lite, Term Loan, 1st Lien,
4,987,500	VAR LIBOR USD 1 Month+2.750%, 05/31/25 (b)	4,953,909

CONSTRUCTION — 1.0%
	Brand Energy & Infrastructure Services, Inc., Initial Term Loan, 1st Lien,
6,341,734	VAR LIBOR USD 3 Month+4.250%, 06/21/24	6,390,625

CONSUMER PRODUCTS — 0.7%
	Revlon Consumer Products Corp., Initial Term Loan B, 1st Lien,
5,396,159	VAR LIBOR USD 3 Month+3.500%, 09/07/23	4,129,560

ENERGY — 1.7%
	Seadrill Partners Finco LLC, Initial Term Loan, 1st Lien,
4,719,440	VAR LIBOR USD 3 Month+6.000%, 02/21/21 (b)	4,512,692

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

ENERGY — 1.7% (continued)
	Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien,
6,366,269	VAR LIBOR USD 3 Month+4.000%, 09/27/24	6,422,643

		10,935,335

FINANCIAL — 2.8%
	Avolon Borrower 1 LLC, Term Loan B3, 1st Lien,
13,902,510	VAR LIBOR USD 1 Month+2.000%, 01/15/25 (b)	13,963,602
	Travelport Finance, Term Loan, 1st Lien,
4,000,000	VAR LIBOR USD 3 Month+2.500%, 03/07/25 (b)	4,006,260

		17,969,862

FOOD & BEVERAGE — 3.5%
	Albertson’s LLC, 2017-1 Term Loan B4, 1st Lien,
7,399,788	VAR LIBOR USD 1 Month+2.750%, 08/25/21	7,416,040
	Albertson’s LLC, 2017-1 Term Loan B5, 1st Lien,
3,283,732	VAR LIBOR USD 3 Month+3.000%, 12/21/22	3,289,724
	Albertson’s LLC, 2017-1 Term Loan B6, 1st Lien,
4,565,327	VAR LIBOR USD 3 Month+3.000%, 06/22/23	4,571,513
	US Foods, Inc., Term Loan B, 1st Lien,
6,982,143	VAR LIBOR USD 1 Month+2.000%, 06/27/23 (b)	7,016,241

		22,293,518

GAMING/LEISURE — 9.4%
	Aristocrat Leisure Ltd., Term Loan B3, 1st Lien,
6,006,540	VAR LIBOR USD 3 Month+1.750%, 10/19/24 (b)	6,007,213
	CityCenter Holdings LLC, Term Loan B, 1st Lien,
4,987,374	VAR LIBOR USD 1 Month+2.250%, 04/18/24 (b)	5,000,798

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

GAMING/LEISURE — 9.4% (continued)
	Crown Finance US, Inc., Initial Dollar Term Loan,
10,909,464	VAR LIBOR USD 1 Month+2.500%, 02/28/25 (b)	10,911,964
	Golden Nugget, Inc., Initial Term Loan B, 1st Lien,
6,864,624	VAR LIBOR USD 3 Month+2.750%, 10/04/23	6,899,036
	MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien,
5,904,357	VAR LIBOR USD 1 Month+2.000%, 04/25/23	5,918,682
	Sabre GLBL Inc., Term Loan B, 1st Lien,
5,984,925	VAR LIBOR USD 1 Month+2.000%, 02/22/24	6,009,914
	Scientific Games International, Inc., Initial Term Loan B5,
9,054,632	VAR LIBOR USD 1 Month+2.750%, 08/14/24	9,051,092
	Station Casinos LLC, Term Facility Loan B, 1st Lien,
2,487,166	VAR LIBOR USD 1 Month+2.500%, 06/08/23	2,500,345
	VICI Properties 1 LLC, Term Loan B, 1st Lien,
7,000,000	VAR LIBOR USD 1 Month+2.000%, 12/20/24	7,019,145

		59,318,189

HEALTHCARE — 3.1%
	Enterprise Merger Inc., Term Loan, 1st Lien,
6,000,000	VAR LIBOR USD 3 Month+3.750%, 09/28/25 (b)	5,985,000
	Grifols Worldwide Operations Limited, Term Loan B, 1st Lien,
8,372,500	VAR LIBOR USD 1 Week+2.250%, 01/31/25	8,425,926
	Valeant Pharmaceuticals International, Inc., Initial Term Loan, 1st Lien,
4,875,000	VAR LIBOR USD 1 Month+3.000%, 06/02/25	4,905,250

		19,316,176

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

INFORMATION TECHNOLOGY — 10.1%
	Avaya Inc., Term Loan B, 1st Lien,
9,548,147	VAR LIBOR USD 1 Month+4.250%, 12/15/24	9,644,635
	BMC Software Finance, Inc., Initial US Term Loan B2,
7,944,837	VAR LIBOR USD 1 Month+3.250%, 09/10/22	8,032,770
	Go Daddy Operating Company LLC, Term Loan B, 1st Lien,
7,959,654	VAR LIBOR USD 1 Month+2.250%, 02/15/24	8,000,670
	Kronos Incorporated, Incremental Term Loan, 1st Lien,
6,254,963	VAR LIBOR USD 3 Month+3.000%, 11/01/23	6,293,778
	McAfee, LLC, Term Loan B, 1st Lien,
7,435,545	VAR LIBOR USD 1 Month+4.500%, 09/30/24	7,505,714
	Riverbed Technology, Inc., Term Loan, 1st Lien,
5,131,822	VAR LIBOR USD 1 Month+3.250%, 04/24/22	5,131,514
	Solera, LLC, Dollar Term Loan, 1st Lien,
6,914,038	VAR LIBOR USD 1 Month+2.750%, 03/03/23	6,936,809
	SS&C Technologies Holdings, Term Loan B3, 1st Lien,
9,093,629	VAR LIBOR USD 1 Month+2.250%, 04/16/25 (b)	9,113,675
	SS&C Technologies Holdings, Term Loan B4, 1st Lien,
3,529,840	VAR LIBOR USD 1 Month+2.250%, 04/16/25 (b)	3,537,638

		64,197,203

INSURANCE — 5.9%
	Alliant Holdings Intermediate, LLC, Term Loan B, 1st Lien,
5,457,268	VAR LIBOR USD 1 Month+3.000%, 05/09/25	5,480,734
	Asurion, LLC, Term Loan B4, 1st Lien,
8,251,608	VAR LIBOR USD 1 Month+3.000%, 08/04/22	8,329,087
	Asurion, LLC, Term Loan B6, 1st Lien,
4,974,185	VAR LIBOR USD 1 Month+3.000%, 11/03/23	5,017,123

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

INSURANCE — 5.9% (continued)
	Hub International Ltd., Cov-Lite, Term Loan B, 1st Lien,
9,193,176	VAR LIBOR USD 3 Month+3.000%, 04/25/25 (b)	9,222,962
	MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien,
9,155,412	VAR LIBOR USD 3 Month+2.750%, 06/07/23 (b)	9,186,237

		37,236,143

MACHINERY — 1.1%
	Doosan Bobcat/Infrastructure, Term Loan B, 1st Lien,
2,989,688	VAR LIBOR USD 3 Month+2.000%, 05/18/24 (b)	2,999,063
	Gardner Denver, Inc., Dollar Term Loan B1,
3,595,121	VAR LIBOR USD 1 Month+2.750%, 07/30/24	3,622,050

		6,621,113

MEDIA/TELECOMMUNICATIONS — 19.4%
	Charter Communications Operating, LLC, Term Loan B, 1st Lien,
11,924,925	VAR LIBOR USD 1 Month+2.000%, 04/30/25	11,956,187
	Cogeco Communications (USA) II L.P., Term Loan, 1st Lien,
4,987,500	VAR LIBOR USD 1 Month+2.380%, 01/03/25	4,993,136
	Coral-US Co-Borrower LLC, Additional Term Loan B4,
6,250,000	VAR LIBOR USD 1 Month+3.250%, 01/30/26	6,283,844
	Cumulus Media, Term Loan, 1st Lien,
3,581,655	VAR LIBOR USD 1 Month+4.500%, 05/13/22	3,548,747
	iHeartCommunications, Inc., Term
18,621,429	Loan D, 1st Lien (c)	14,037,391
	iHeartCommunications, Inc., Term
4,000,000	Loan E, 1st Lien (c)	3,007,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

MEDIA/TELECOMMUNICATIONS — 19.4% (continued)
	Intelsat Jackson Holdings S.A., Term Loan B3,
7,000,000	VAR LIBOR USD 1 Month+3.750%, 11/27/23	7,035,945
	Level 3 Financing, Inc., Term Loan B, 1st Lien,
14,000,000	VAR LIBOR USD 1 Month+2.250%, 02/22/24 (b)	14,055,440
	Radiate Holdco, LLC, Term Loan, 1st Lien,
4,443,609	VAR LIBOR USD 1 Month+3.000%, 02/01/24	4,442,451
	SBA Senior Finance II LLC, Initial Term Loan, 1st Lien,
6,672,396	VAR LIBOR USD 1 Month+2.000%, 04/11/25	6,687,246
	Unitymedia Finance LLC, Facility Loan D, 1st Lien,
5,000,000	VAR LIBOR USD 1 Month+2.250%, 01/15/26	5,009,700
	Univision Communications Inc., 2017 Replacement Repriced Term Loan, 1st Lien,
12,226,266	VAR LIBOR USD 1 Month+2.750%, 03/15/24	11,912,968
	UPC Financing Partnership, Term Loan, 1st Lien,
5,000,000	VAR LIBOR USD 1 Month+0.000%, 01/15/26 (b)	4,987,500
	Virgin Media Bristol LLC, Term Loan K, 1st Lien,
9,900,000	VAR LIBOR USD 1 Month+2.500%, 01/15/26	9,927,571
	VNU, Cov-Lite, Term Loan B4, 1st Lien,
6,987,342	VAR LIBOR USD 1 Month+2.000%, 10/04/23 (b)	6,988,984
	Ziggo Secured Finance Partnership, Facility Term Loan E, 1st Lien,
8,350,000	VAR LIBOR USD 1 Month+2.500%, 04/15/25	8,209,094

		123,083,704

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

METALS & MINING — 0.7%
	BWay Holding Company , Initial Term Loan, 1st Lien,
4,466,080	VAR LIBOR USD 3 Month+3.250%, 04/03/24	4,467,827

REAL ESTATE — 1.1%
	Lightstone Holdco LLC, Term Loan B, 1st Lien,
6,643,198	VAR LIBOR USD 1 Month+3.750%, 01/30/24 (b)	6,606,893
	Lightstone Holdco LLC, Term Loan C, 1st Lien,
356,802	VAR LIBOR USD 1 Month+3.750%, 01/30/24 (b)	354,852

		6,961,745

RETAIL — 8.8%
	Academy, Ltd., Initial Term Loan, 1st Lien,
5,666,184	VAR LIBOR USD 1 Month+4.000%, 07/01/22	4,418,172
	Belk, Inc., Closing Date Term Loan, 1st Lien,
3,161,919	VAR LIBOR USD 1 Month+4.750%, 12/12/22	2,775,579
	Burger King, Term Loan B3, 1st Lien,
7,979,704	VAR LIBOR USD 1 Month+2.250%, 02/16/24 (b)	7,993,704
	CDW LLC, Term Loan, 1st Lien,
6,969,453	VAR LIBOR USD 1 Month+1.750%, 08/17/23 (b)	6,997,993
	Harbor Freight Tools USA, Inc., Term Loan B, 1st Lien,
5,949,749	VAR LIBOR USD 1 Month+2.500%, 08/18/23 (b)	5,964,852
	J. Crew Group, Inc., Term Loan, 1st Lien,
3,490,085	VAR LIBOR USD 1 Month+3.220%, 03/05/21 (b)	3,186,290
	Jo-Ann Stores, LLC, Term Loan, 2nd Lien,
1,604,167	VAR LIBOR USD 1 Month+9.250%, 05/21/24	1,589,128

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

RETAIL — 8.8% (continued)
	Neiman Marcus Group Ltd. LLC, Other Term Loan, 1st Lien,
9,062,085	VAR LIBOR USD 1 Month+3.250%, 10/25/20	8,438,070
	Petco Animal Supplies, Inc., Term Loan, 1st Lien,
7,145,038	VAR LIBOR USD 3 Month+3.250%, 01/26/23	5,813,417
	PetSmart, Inc., Term Loan B2, 1st Lien,
8,837,602	VAR LIBOR USD 1 Month+3.000%, 03/11/22	7,735,907
	Toys ‘R’ US-Delaware Inc., Term
1,750,000	Loan B4, 1st Lien (c)	925,312

		55,838,424

SECURITIES & TRUSTS — 1.2%
	Titan Acquisition Ltd., Initial Term Loan, 1st Lien,
7,960,000	VAR LIBOR USD 1 Month+3.000%, 03/28/25	7,749,288

SERVICE — 7.8%
	Acosta, Inc., Term Loan B1, 1st Lien,
5,618,449	VAR LIBOR USD 1 Month+3.250%, 09/26/21	4,210,325
	Advanced Disposal Services, Inc., Additional Term Loan, 1st Lien,
4,574,159	VAR LIBOR USD 1 Week+2.250%, 11/10/23	4,595,897
	Advantage Sales & Marketing Inc., Cov-Lite, Incremental Term Loan B2, 1st Lien,
1,031,148	VAR LIBOR USD 1 Month+3.250%, 07/23/21	950,937
	Advantage Sales & Marketing Inc., Initial Term Loan, 1st Lien,
6,985,359	VAR LIBOR USD 1 Month+3.250%, 07/23/21	6,485,906
	Allied Universal Holdco LLC, Term Loan, 1st Lien,
1,989,796	VAR LIBOR USD 3 Month+3.750%, 07/28/22	1,963,613

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

SERVICE — 7.8% (continued)
	Change Healthcare Holdings, Inc., Closing Date Term Loan, 1st Lien,
11,703,675	VAR LIBOR USD 1 Month+2.750%, 03/01/24	11,755,948
	First Data Corp., 2022D New Dollar Term Loan,
9,200,772	VAR LIBOR USD 1 Month+2.000%, 07/08/22	9,225,338
	First Data Corp., 2024A New Dollar Term Loan,
5,084,903	VAR LIBOR USD 1 Month+2.000%, 04/26/24 (b)	5,098,450
	Weight Watchers International, Inc., Initial Term Loan, 1st Lien,
4,812,500	VAR LIBOR USD 1 Month+4.750%, 11/29/24	4,877,508

		49,163,922

TRANSPORTATION — 1.1%
	XPO Logistics, Inc., Term Loan B, 1st Lien,
7,000,000	VAR LIBOR USD 1 Month+2.000%, 02/24/25 (b)	7,045,500

UTILITIES — 4.2%
	Calpine Corp., Term Loan, 1st Lien,
4,874,093	VAR LIBOR USD 3 Month+2.500%, 01/15/24	4,880,714
1,989,770	VAR LIBOR USD 3 Month+2.500%, 01/15/23	1,992,535
1,732,278	VAR LIBOR USD 3 Month+2.500%, 05/31/23	1,734,745
	Eastern Power, LLC, Term Loan, 1st Lien,
4,826,644	VAR LIBOR USD 1 Month+3.750%, 10/02/23	4,825,824
278,858	VAR LIBOR USD 1 Month+3.750%, 10/02/21	278,810
	NRG Energy, Inc., Term Loan, 1st Lien,
5,409,307	VAR LIBOR USD 3 Month+1.750%, 06/30/23	5,421,184
	Texas Competitive Electric Holdings Company LLC, Escrow Loan
26,000,000	(Extending) (d)(e)	52,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

UTILITIES — 4.2% (continued)
	Vistra Operations Company LLC, Initial Term Loan, 1st Lien,
7,407,688	VAR LIBOR USD 1 Month+2.000%, 08/04/23	7,426,255

		26,612,067

	Total US Senior Loans (Cost $611,709,709)	603,774,726

Foreign Domiciled Senior Loans (a) — 1.3%

UNITED KINGDOM — 1.3%
USD
	Misys Ltd., Dollar Term Loan,
8,438,293	VAR LIBOR USD 3 Month+3.500%, 06/13/24	8,454,115

	Total Foreign Domiciled Senior Loans (Cost $8,445,945)	8,454,115

Shares
Common Stock — 1.0%

UNITED STATES — 1.0%

Information Technology — 1.0%
295,079	Avaya Holdings Corp. *	6,533,049

	Total Common Stock (Cost $4,687,676)	6,533,049

Number of Warrants
Warrants — 0.1%
46,125	Cumulus Media, Expires 05/31/38* (Cost $590,183)	726,469

	Total Warrants (Cost $590,183)	726,469

Number of Rights		Value ($)
Rights — 0.1%

UNITED STATES — 0.1%
431,587	Vistra Energy *(d)	335,991

	Total Rights (Cost $1,178,330)	335,991

Shares
Cash Equivalent — 12.8%
80,944,984	State Street Institutional US Government Money Market Fund, Premier Class, 1.970% (f) (Cost $80,944,984)	80,944,984

	Total Cash Equivalents (Cost $80,944,984)	80,944,984

Total Investments — 110.6%		700,769,334

(Cost $707,556,827)
Other Assets & Liabilities, Net - (10.6)%		(67,255,299)

Net Assets—100.0%		633,514,035

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. As of September 30, 2018, the LIBOR USD 1 Week, LIBOR USD 1 Month and LIBOR USD 3 Month rates were 2.199%, 2.261% and 2.398%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates, do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Full income is not being accrued, although adequate protection payments are being made in certain cases.
(d)	No expiration date.
(e)	Represents value held in escrow pending future events. No interest is being accrued.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2018	Highland/iBoxx Senior Loan ETF

(f)	The rate shown is the 7-day effective yield as of September 30, 2018.
*	Non-Income producing security.

LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
Ltd. — Limited
USD — United States Dollar
VAR — Variable Rate

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Information Technology	1.3%

1.3%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2018	Highland/iBoxx Senior Loan ETF

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is currently comprised of five funds, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotation will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2018	Highland/iBoxx Senior Loan ETF

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of September 30, 2018, the Fund’s investments consisted of senior loans, common stock, warrants, and rights. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (concluded)

As of September 30, 2018	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of September 30, 2018 is as follows:

	Total Market Value at 09/30/18	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$603,774,726	$—	$603,774,726	$—
Foreign Domiciled Senior Loans*	8,454,115	—	8,454,115	—
Common Stock*	6,533,049	6,533,049	—	—
Warrants*	726,469	—	726,469	—
Rights*	335,991	—	335,991	—
Cash Equivalent*	80,944,984	80,944,984	—	—

Total	$700,769,334	$87,478,033	$613,291,301	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

For the period ended September 30, 2018, there were no transfers within the Fund between Level 1, Level 2 or Level 3. At September 30, 2018, and during the period then ended, there were no Level 3 investments.

The Fund uses end of period market value in the determination of the amount associated with any transfers between levels.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-1100

Item 2.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 (the “Exchange Act”) and the 1940 Act is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this report on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s controls and procedures over financial reporting. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s controls and procedures over financial reporting were ineffective due to a material weakness determination for the Highland Opportunistic Credit Fund relating to a management review control over certain hard-to-value securities that was not designed at an appropriate level of precision to assess the reasonableness and reliability of certain inputs to the fair value model. A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement in our annual or interim financial statements will not be prevented or detected on a timely basis. The control deficiency resulted in no material misstatement to the Highland Opportunistic Credit Fund’s report on Form N-Q.

Remediation Plan. We have developed a plan to remediate the material weakness described above. Management has designed and implemented additional procedures to strengthen its management review control over the reasonableness and reliability of significant and highly subjective unobservable inputs to the fair value model, including enhancing the supporting documentation to be prepared and maintained.

(b) Changes in Internal Controls. Other than the enhancements to controls noted above, there have been no changes in the Registrant’s internal controls or in other factors that occurred during the Registrant’s last fiscal quarter that could materially affect the internal controls over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: November 28, 2018